Leases - Supplemental balance sheet information - Operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Land use rights, net		¥ 181,505	¥ 183,383
Operating lease right-of-use assets, net (excluding land use rights)		1,095,501	326,844
Total operating lease assets	$ 195,710	1,277,006	510,227
Operating lease liabilities, current	32,265	210,531	177,526
Operating lease liabilities, non-current	$ 157,127	1,025,253	241,109
Total lease liabilities		¥ 1,235,784	¥ 418,635